Mortgage Banking Activities, Analysis of Changes in Amortized MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in amortized MSRs
Amortization	$ (269)	$ (258)	$ (254)
Amortized [Member]
Changes in amortized MSRs
Balance, beginning of year	1,308	1,242	1,229
Purchases	97	144	157
Servicing from securitizations or asset transfers	270	180	110
Amortization	(269)	(258)	(254)
Balance, end of year	1,406	1,308	1,242
Fair value of amortized MSRs:
Beginning of year	1,680	1,637	1,575
End of year	1,956	1,680	1,637
Commercial mortgage servicing [Member] | Amortized [Member]
Mortgage Banking Activities Textual [Abstract]
Valuation allowance	$ 0	$ 0	$ 0